Note 12 - Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Debt [Table Text Block]
	Principal	Unamortized Debt Issuance Costs	Net
6.5% subordinated notes, due December 31, 2028	$8,000	$67	$7,933